Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

The following is a summary of accounts receivable as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable, net:
Accounts receivable	441,168	418,929
Allowance for expected credit losses:
Balance at the beginning of the year	(21,645)	(22,524)
Additional provision charged to expenses	(3,814)	(15,999)
Write-off	2,935	837
Balance at the end of the year	(22,524)	(37,686)
	418,644	381,243